Provisions	6 Months Ended
Jun. 30, 2018
Provisions [abstract]
Provisions
13. Provisions
	As at	As at
	30.06.18	31.12.17
	£m	£m
Payment Protection Insurance redress	1,374	1,606
Other customer redress	566	639
Legal, competition and regulatory matters	467	435
Redundancy and restructuring	121	159
Undrawn contractually committed facilities and guarantees[1]	289	79
Onerous contracts	129	225
Sundry provisions	343	400
Total	3,289	3,543

Payment Protection Insurance (PPI) redress

As at 30 June 2018, Barclays had recognised cumulative provisions totalling £9.6bn (December 2017: £9.2bn), £0.4bn of which was recognised in Q118 against the cost of PPI redress and associated processing costs with utilisation of £8.2bn (December 2017: £7.6bn), £0.6bn of which was utilised in H118, leaving a residual provision of £1.4bn (December 2017: £1.6bn).

Through to 30 June 2018, 2.3m (December 2017: 2.1m) customer initiated claims[1] had been received and processed.

The current provision reflects the estimate of costs of PPI redress primarily relating to customer initiated complaints and on-going remediation programmes, based on information at H118. This also includes liabilities managed by third parties arising from portfolios previously sold where Barclays remains liable.

As at 30 June 2018, the provision of £1.4bn represents Barclays’ best estimate of expected PPI redress reflecting the complaints deadline implemented by the FCA of 29 August 2019. However, it is possible the eventual cumulative provision outcome may differ from the current estimate. Barclays will continue to review the adequacy of provision level in respect of the future impacts.

The PPI provision is calculated using a number of key assumptions which continue to involve significant modelling and management judgement:

Customer initiated claim volumes – claims received but not yet processed plus an estimate of future claims initiated by customers, where the volume is anticipated to cease after the PPI deadline

Average claim redress – the expected average payment to customers for upheld claims based on the type and age of the policy/policies

Processing cost per claim – the cost to Barclays of assessing and processing each valid claim

These assumptions remain subjective, mainly due to the uncertainty associated with future claims levels, which include complaints driven by claims management company (CMC) activity and the FCA advertising campaign.

The following table details key forecast assumptions used in the provision calculation as at 30 June 2018 and a sensitivity analysis illustrating the impact on the provision if the future expected assumptions prove too high or too low.

	Cumulativeactual to	Future expected	Sensitivity analysis increase/decrease
Assumption	30.06.18	policy claims	in provision
Customer initiated claims received and processed[2]	2,300	480	50k = £116m
Average uphold rate per claim[3] (%)	89	90	1% = £10m
Average redress per valid claim[4] (£ )	2,130	2,181	£100 = £43m

1 The balance as at 30 June 2018 includes IFRS 9 ECLs on committed facilities and guarantees.

2 Total mis-selling claims received directly by Barclays to date, including those received via CMCs but excluding those for which no PPI policy exists and excluding responses to proactive mailing. The sensitivity analysis has been calculated to show the impact a 50,000 increase or decrease in the number of customer initiated mis-selling policy claims would have on the provision level inclusive of operational costs.

3 Average uphold rate per customer initiated mis-selling claims received directly by Barclays and proactive mailings, excluding those for which no PPI policy exists. The sensitivity analysis has been calculated to show the impact a 1% change in the average uphold rate per claim would have on the provision level.

4 Average redress stated on a per policy basis for future customer initiated mis-selling complaints received directly by Barclays. The sensitivity analysis has been calculated to show the impact a £100 increase or decrease in the average redress per claim would have on the provision level.